Label	Element	Value
CoinShares Bitcoin and Ether ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	61.10%
CoinShares Bitcoin and Ether ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	56.30%
CoinShares Bitcoin and Ether ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	61.10%
CoinShares Bitcoin and Ether ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	56.30%
CoinShares Bitcoin and Ether ETF | Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
CoinShares Bitcoin and Ether ETF | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(47.90%)
CoinShares Bitcoin and Ether ETF | Cash & Other_1 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	27.50%
CoinShares Bitcoin and Ether ETF | CME Ether Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	50.40%
CoinShares Bitcoin and Ether ETF | CME Bitcoin Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	49.40%